MFS(R) Variable Insurance Trust II

                    MFS(R) Blended Research Growth Portfolio

                      MFS(R) International Value Portfolio

                      Supplement to the Current Prospectus

Effective November 20, 2008, the sub-section entitled "Portfolio Manager(s)" under the main heading "Management of the Fund" is hereby restated as follows, with respect to the Blended Research Growth Portfolio and International Value Portfolio only:

Portfolio Manager(s)

Information regarding the portfolio manager(s) of each fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares and possible conflicts of interest, is available in the fund's SAI. Each portfolio manager is primarily responsible for the day-to-day management of the fund.

Fund                  Portfolio Manager     Primary Role         Since        Title and Five Year History

MFS Blended           Matthew W.  Krummell  Portfolio Manager    November     Investment officer of MFS;
Research Growth                                                  2008         employed in the investment
Portfolio                                                                     area of MFS since 2001.

MFS International     Barnaby Wiener        Portfolio Manager    2003         Investment Officer of MFS;
Value Portfolio                                                               employed in the investment
                                                                              area of MFS since 1998.
                      Benjamin Stone        Portfolio Manager    November     Investment officer of MFS;
                                                                 2008         employed in the investment
                                                                              area of MFS since 2005;
                                                                              Research analyst at Schroders
                                                                              Investment Management from
                                                                              1997 to 2005.

                The date of this Supplement is November 20, 2008.